Assets Held and Liability for Employees' Severance Benefits (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Retirement Benefits [Abstract]
Severance costs	$ 991	$ 556	$ 878